Credit-related arrangements, repurchase agreements and commitments - Credit-Related Arrangements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Offsetting Liabilities [Line Items]
Gross	$ 246,516	$ 238,012
Collateral	224,326	209,023
Net	$ 22,190	28,989
Standby Letters of Credit
Offsetting Liabilities [Line Items]
Guarantor obligations, term period	1 year
Letters of Guarantee
Offsetting Liabilities [Line Items]
Guarantor obligations, term period	4 years
Standby letters of credit
Offsetting Liabilities [Line Items]
Gross	$ 245,398	236,220
Collateral	223,245	207,267
Net	22,153	28,953
Letters of guarantee
Offsetting Liabilities [Line Items]
Gross	1,118	1,792
Collateral	1,081	1,756
Net	$ 37	$ 36